INCOME TAXES - Deferred tax assets and liabilities by source (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 13,108,371	$ 9,134,447
Stock-based compensation		40,467
Deferred tax liabilities:
Depreciation timing differences	(5,103)	(5,103)
Unamortized debt issuance costs		(41,198)
Valuation allowance	$ (13,103,268)	$ (9,128,614)